Basic and Diluted Loss and Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	58,500,000	0	0
Senior Convertible PIK Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	100,000,000	0	0
Unvested Founder Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	12,404,080	0	0
RS
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	1,468,750	0	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	42,847	0	0